SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Significant Risks (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)
Significant Risks
Total assets	¥ 1,548,438,120	¥ 1,441,753,141	$ 218,096,020	$ 227,112,117	¥ 1,167,175,072
Assets, geographical area | Geographic concentration risk
Significant Risks
Percentage of assets	100.00%	100.00%
PRC
Significant Risks
Total assets	¥ 1,316,093,351	¥ 1,155,124,790	185,370,484
PRC | Assets, geographical area | Geographic concentration risk
Significant Risks
Percentage of assets	85.00%	80.00%
Hong Kong
Significant Risks
Total assets	¥ 194,452,627	¥ 2,666,762	27,388,465
Hong Kong | Assets, geographical area | Geographic concentration risk
Significant Risks
Percentage of assets	13.00%	0.00%
Singapore
Significant Risks
Total assets	¥ 29,843,991	¥ 26,168,621	4,203,497
Singapore | Assets, geographical area | Geographic concentration risk
Significant Risks
Percentage of assets	2.00%	2.00%
United States
Significant Risks
Total assets	¥ 4,104,976	¥ 5,181,433	578,182
United States | Assets, geographical area | Geographic concentration risk
Significant Risks
Percentage of assets	0.00%	0.00%
Cayman
Significant Risks
Total assets	¥ 3,943,175	¥ 252,611,535	$ 555,392
Cayman | Assets, geographical area | Geographic concentration risk
Significant Risks
Percentage of assets	0.00%	18.00%